Schedule of fair value of assets classification (Details) - EUR (€)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Cash and cash equivalents	€ 5,527,672	€ 4,581,749	€ 3,691,420
Marketable securities	22,621,518	8,078,002	15,084,284
Total financial assets	28,149,190	12,659,751	18,775,704
Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Cash and cash equivalents	5,527,672	4,581,749	3,691,420
Marketable securities	22,621,518	8,078,002	15,084,284
Total financial assets	28,149,190	12,659,751	18,775,704
Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Cash and cash equivalents
Marketable securities
Total financial assets
Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Cash and cash equivalents
Marketable securities
Total financial assets